Pensions and other post retirement benefits - Reconciliation of the net defined benefit liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	£ (218)	£ (263)	£ (1,933)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(219)	(316)	(283)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(821)	(33)	1,488
Employer contributions	327	419	475
Other movements	(22)	(25)	(10)
Net defined benefit (liability) asset, ending balance	(953)	(218)	(263)
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	1,231	1,104	(156)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(13)	(103)	(67)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	143	57	1,177
Employer contributions	156	174	150
Other movements	3	(1)	0
Net defined benefit (liability) asset, ending balance	1,520	1,231	1,104
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	(509)	(552)	(728)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(127)	(132)	(134)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(630)	(56)	102
Employer contributions	153	231	208
Other movements	0	0	0
Net defined benefit (liability) asset, ending balance	(1,113)	(509)	(552)
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit (liability) asset, beginning balance	(940)	(815)	(1,049)
Changes in net defined benefit liability (asset) [abstract]
Cost recognised in the income statement	(79)	(81)	(82)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(334)	(34)	209
Employer contributions	18	14	117
Other movements	(25)	(24)	(10)
Net defined benefit (liability) asset, ending balance	£ (1,360)	£ (940)	£ (815)